GOODWILL (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill
The following table presents the carrying amount for our company’s goodwill:

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Balance at beginning of the period	$1,726	$518
Acquisitions through business combinations(1)	—	1,163
Foreign currency translation and other	(68)	45
Ending Balance	$1,658	$1,726
1.Refer to Note 3, Acquisition of Businesses, for further details